Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
FFELP Loans (net of allowance for losses of $159 and $187, respectively)	$ 125,612	$ 138,130
Private Education Loans (net of allowance for losses of $2,171 and $2,171 respectively)	36,934	36,290
Investments
Available-for-sale	72	70
Other	1,010	1,052
Total investments	1,082	1,122
Cash and cash equivalents	3,900	2,794
Restricted cash and investments	5,011	5,873
Goodwill and acquired intangible assets, net	448	478
Other assets	8,273	8,658
Total assets	181,260	193,345
Liabilities
Short-term borrowings	19,856	29,573
Long-term borrowings	152,401	154,393
Other liabilities	3,937	4,128
Total liabilities	176,194	188,094
Commitments and contingencies
Preferred stock, par value $.20 per share, 20 million shares authorized
Common stock, par value $.20 per share, 1.125 billion shares authorized: 536 million and 529 million shares issued, respectively	107	106
Additional paid-in capital	4,237	4,136
Accumulated other comprehensive loss (net of tax benefit of $3 and $8, respectively)	(6)	(14)
Retained earnings	1,451	770
Total SLM Corporation stockholders' equity before treasury stock	6,354	5,563
Less: Common stock held in treasury at cost: 83 million and 20 million shares, respectively	(1,294)	(320)
Total SLM Corporation stockholders' equity	5,060	5,243
Noncontrolling interest	6	8
Total equity	5,066	5,251
Total liabilities and equity	181,260	193,345
Supplemental information - assets and liabilities of consolidated variable interest entities:
FFELP Loans	125,612	138,130
Restricted cash and investments	5,011	5,873
Other assets	8,273	8,658
Short-term borrowings	19,856	29,573
Long-term borrowings	152,401	154,393
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Assets
FFELP Loans (net of allowance for losses of $159 and $187, respectively)	121,059	135,536
Investments
Restricted cash and investments	4,826	5,609
Other assets	2,312	2,638
Liabilities
Short-term borrowings	9,551	21,313
Long-term borrowings	131,518	134,533
Supplemental information - assets and liabilities of consolidated variable interest entities:
FFELP Loans	121,059	135,536
Private Education Loans	26,072	24,962
Restricted cash and investments	4,826	5,609
Other assets	2,312	2,638
Short-term borrowings	9,551	21,313
Long-term borrowings	131,518	134,533
Net assets of consolidated variable interest entities	13,200	12,899
Series A Preferred Stock [Member]
Preferred stock, par value $.20 per share, 20 million shares authorized
Preferred stock, shares issued, at stated value	165	165
Series B Preferred Stock [Member]
Preferred stock, par value $.20 per share, 20 million shares authorized
Preferred stock, shares issued, at stated value	$ 400	$ 400